UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1 - Schedule of Investments - The Schedule of Investments for the three-month period ended January 31, 2013 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2013

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 96.9%*
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 3.4%
1,262,000	David Jones Ltd.	$3,297,760
1,410,200	Tatts Group Ltd.	4,786,322

		8,084,082

CONSUMER STAPLES - 9.8%
479,850	Coca-Cola Amatil Ltd.	6,925,389
496,700	Woolworths Ltd.	16,181,333

		23,106,722

ENERGY - 3.6%
125,700	Woodside Petroleum Ltd.	4,656,230
145,900	WorleyParsons Ltd.	3,847,134

		8,503,364

FINANCIALS - 37.2%
1,952,500	AMP Ltd.	10,838,610
538,650	Australia & New Zealand Banking Group Ltd.	14,960,356
272,500	Australian Stock Exchange Ltd.	9,955,020
229,300	Commonwealth Bank of Australia	15,426,028
1,099,600	QBE Insurance Group Ltd.	13,694,801
943,800	Westfield Group Ltd.	11,014,075
701,960	Westfield Retail Trust	2,350,814
342,200	Westpac Banking Corp. Ltd.	10,010,986

		88,250,690

HEALTH CARE - 5.0%
55,100	Cochlear Ltd.	4,637,330
127,500	CSL Ltd.	7,298,497

		11,935,827

INFORMATION TECHNOLOGY - 3.4%
737,700	Computershare Ltd.	8,067,620

MATERIALS - 23.0%
677,750	BHP Billiton PLC - London Listing	23,241,325
1,323,400	Incitec Pivot Ltd.	4,462,756
240,700	Newcrest Mining Ltd.	5,895,716
170,100	Orica Ltd.	4,548,601
290,900	Rio Tinto PLC - London Listing	16,434,173

		54,582,571

TELECOMMUNICATION SERVICES - 3.6%
2,966,300	Singapore Telecommunications Ltd.	8,383,143

UTILITIES - 7.9%
573,000	AGL Energy Ltd.	9,213,816
7,926,500	SP AusNet	9,515,401

		18,729,217

Total Long-Term Investments - 96.9% (cost $185,106,845)		229,643,236

See Notes to Portfolio of Investments. Aberdeen Australia Equity Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2013

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT - 1.7%
$4,067,000	Repurchase Agreement, State Street Bank & Trust Co., 0.01% dated 01/31/2013, due 02/01/2013 in the amount of $4,067,001 collateralized by U.S. Treasury Bond, 3.13%, maturing 11/15/2041; total market value of $4,148,420	$4,067,000

Total Short-Term Investment - 1.7% (cost $4,067,000)		4,067,000

Total Investments - 98.6% (cost $189,173,845)		233,710,236

Other Assets in Excess of Liabilities - 1.4%		3,315,738

Net Assets - 100.0%		$237,025,974

*	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

See Notes to Portfolio of Investments. Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2013

The following chart summarizes the composition of the Fund’s portfolio, in Standard & Poor’s Industry Classification Standard (“GICS”) sectors, expressed as a percentage of net assets. The GICS structure consists of 10 sectors, 23 industry groups, 59 industries and 122 sub-industries. The Fund may invest between 25% and 35% of its total assets in the securities of any one industry group if, at the time of investment, that industry group represents 20% or more of the S&P/ASX 200 Accumulation Index (“ASX 200”). As of January 31, 2013, the Fund did not have more than 25% of its assets invested in any industry group.

As of January 31, 2013, the Fund held 96.9% of its net assets in equities, 1.7% in a short-term investment and 1.4% in other assets in excess of liabilities.

Aberdeen Australia Equity Fund

Notes to Portfolio of Investments (unaudited)

January 31, 2013

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. A security using any of these pricing methodologies is determined as a Level 1 investment.

In addition, foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying fair valuation factors to the last sale price or the mean price as noted above. Fair valuation factors are provided by an independent pricing service provider. These factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Fair valuation factors are not utilized if the pricing service is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold. A security that applies a fair valuation factor is determined as a Level 2 investment because the exchange traded price has been adjusted.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the fair value of a security is determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Aberdeen Australia Equity Fund

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2013

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments	$—	$229,643,236	$—	$229,643,236
Short-Term Investment	—	4,067,000	—	4,067,000

Total Investments	$—	$233,710,236	$—	$233,710,236

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2013, there were no transfers between Level 1 and Level 2. For the period ended January 31, 2013, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $4,067,000 as of January 31, 2013.

(c) Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

Aberdeen Australia Equity Fund

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2013

(d) Security Transactions, Investment Income and Expenses:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

The Fund has a managed distribution policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions, if necessary, on a quarterly basis. The managed distribution policy is subject to regular review by the Board. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(f) Federal Income Taxes:

At January 31, 2013, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$207,861,636	$32,697,887	$(6,849,287)	$25,848,600

Aberdeen Australia Equity Fund

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,

Principal Executive Officer of
Aberdeen Australia Equity Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Australia Equity Fund, Inc.

Date: March 26, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Australia Equity Fund, Inc.

Date: March 26, 2013